Pension and Post-Retirement and Post-Employment Benefits - Pension Plan Assets Measured and Recorded at Fair Value on Recurring Basis (Parenthetical) (Detail) (CAD)
In Millions, unless otherwise specified
	Dec. 31, 2013	Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Interest and dividend receivable excluded from fair value of pension plan assets	19	16
Accruals for pension administration expense excluded from fair value of pension plan assets	7	8
Accruals for pending sales transactions excluded from fair value of pension plan assets		4